Post-employment Benefits - Reconciliation (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Post-employment benefit plans
Vested benefit obligations	$ 719,188	$ 653,415
Unvested benefit obligations	1,699,965	1,860,820
Defined benefit obligation	2,419,153	2,514,235
Fair value of plan assets	1,703,058	1,993,762
Underfunded (overfunded) status of the plan assets	716,095	520,473
Post-employment benefit liability (asset)	716,095	520,473	$ 407,179
Pensions
Post-employment benefit plans
Vested benefit obligations	394,788	332,024
Unvested benefit obligations	1,579,238	1,734,605
Defined benefit obligation	1,974,026	2,066,629
Fair value of plan assets	1,240,732	1,381,896
Underfunded (overfunded) status of the plan assets	733,294	684,733
Post-employment benefit liability (asset)	733,294	684,733
Seniority Premiums
Post-employment benefit plans
Vested benefit obligations	324,400	321,391
Unvested benefit obligations	120,727	126,215
Defined benefit obligation	445,127	447,606
Fair value of plan assets	462,326	611,866
Underfunded (overfunded) status of the plan assets	(17,199)	(164,260)
Post-employment benefit liability (asset)	$ (17,199)	$ (164,260)